NOTES PAYABLE - Chardan Convertible Note & Secured Convertible Note Financing (Details)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 23, 2024 USD ($)	Aug. 09, 2024 shares	Jul. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) D $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Feb. 09, 2024 $ / shares
NOTES PAYABLE
Value of shares issued					$ 148,381		$ 1,870,381
Amortization of discount				$ 513,201
Long-term convertible note Chardan, net							718,866
Conversion, shares transferred | shares			42,510
Interest expense on convertible notes						$ 1,896,714	7,276,092
Secured convertible note, net				$ 100,546			8,909,070
Unamortized discount							27,167
Atlas FinTech
NOTES PAYABLE
Shares transferred | shares		46,471
Pre Reverse Split | Atlas FinTech
NOTES PAYABLE
Shares transferred | shares		2,788,276
Chardan Note
NOTES PAYABLE
Shares issued under Tau agreement settled (in shares) | shares				4,845,072
Principal amount			$ 400,000	$ 959,764
Conversion rate as a percentage of specified trading days volume weighted average share price				90.00%
Threshold trading days | D				7
Amortization of discount				$ 240,897	86,209		1,772,558
Long-term convertible note Chardan, net				0			$ 718,866
Conversion amount	$ 5,209,764			$ 959,764	$ 725,000
Shares transferred | shares					37,717		4,250,000
Shares issued as conversion in principle on convertible notes (in shares) | shares					29,485
Interest amount					$ 212,803		$ 212,803
Interest expense on convertible notes					$ 137,872		137,872
Unamortized discount							240,897
Chardan Note | Quantum Ventures LLC
NOTES PAYABLE
Conversion, shares transferred | shares					6,113
Shares transferred by related party for conversion (in shares) | shares					2,427
Chardan Note | Atlas FinTech
NOTES PAYABLE
Conversion, shares transferred | shares					2,119
Shares transferred by related party for conversion (in shares) | shares					877
Chardan Note | Pre Reverse Split
NOTES PAYABLE
Conversion amount							$ 4,975,000
Shares transferred | shares							2,744,623
Shares issued as conversion in principle on convertible notes (in shares) | shares							2,736,391
Chardan Note | Maximum
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares				$ 0.18
Chardan Note | Minimum
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares				$ 0.16
Funicular Note
NOTES PAYABLE
Shares issued under Tau agreement settled (in shares) | shares				63,944,332
Principal amount				$ 9,324,489
Conversion price (in dollars per share) | $ / shares				$ 0.15
Amortization of discount					$ 180,085		$ 457,922
Conversion amount							$ 509,549
Shares transferred | shares							258,678
Interest amount				$ 267,161
Interest expense on convertible notes				269,925	246,660		$ 1,720,449
Secured convertible note, net				100,546	7,066,449		8,909,070
Unamortized discount				$ 0	$ 791,581		513,201
Shares transferred by related party for conversion (in shares) | shares					368,004
Pay for accrued interest					$ 217,373		$ 217,373
Funicular Note | Pre Reverse Split
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares								$ 10
Shares transferred by related party for conversion (in shares) | shares							368,004